Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Gain/loss on Discontinued Operations

The gain/loss on discontinued operations consists of the following:

June 30, 2020
PVBJ
Proceeds on sale (earn-out payable exchange)	$214,074
Less: net asset value	(1,383,440)
Loss on disposal of PVBJ	$(1,169,366)

Pride
Proceeds on sale (debt forgiveness)	$500,321
Less net asset value	(120,380)
Gain on disposal of Pride	$379,941

Gain (loss) from discontinued operations:

Results from discontinued operations	$(56,378)	$112,319	$(155,406)	$196,396
Loss on disposal of assets	(789,425)	-	(789,425)	-
Loss from discontinued operations	$(845,803)	$112,319	$(944,831)	$196,396

The gain/loss on discontinued operations consists of the following:

Proceeds on sale (earn-out payable exchange)	$214,074
Less: net asset value	(1,383,440)
Loss on disposal of PVBJ	$(1,169,366)

Pride
Proceeds on sale (debt forgiveness)	$500,321
Less net asset value	(120,380)
Gain on disposal of Pride	$379,941

Schedule of Discontinued Operations

The results of discontinued operations are as follows:

	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
PVBJ
Revenue
Sales	$85,028	$747,071	$722,786	$1,422,025
Total revenue	85,028	747,071	722,786	1,422,025

Cost of goods sold
Direct costs	48,655	534,154	560,328	1,059,884
Total cost of goods sold	$48,655	$534,154	$560,328	$1,059,884

Selling, general and administrative	61,812	125,408	230,807	298,011

Net income (loss) for period	$(25,439)	$79,031	$(68,349)	$64,130

	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Pride
Revenue
Sales	$440,270	$1,180,850	$1,474,460	$2,210,169
Total revenue	440,270	1,180,850	1,474,460	2,210,169

Cost of goods sold
Direct costs	323,514	775,170	1,121,121	1,445,878
Total cost of goods sold	$323,514	$775,170	$1,121,121	$1,445,878

Selling, general and administrative	147,695	372,392	440,396	632,085

Net income (loss) for period	$(30,939)	$33,288	$(87,057)	$132,206

The discontinued operations of the balance sheet as of December 31, 2019 are as follows:

	Pride	PVBJ

ASSETS
Current assets
Cash and cash equivalents	$196,705	$55,856
Accounts receivable	449,530	354,129
Prepaid expenses	2,108	9,071
Costs and earnings in excess of billings	26,045	-
Total current assets	674,388	419,056

Property and equipment, net	90,847	387,391
Security deposits and other non-current assets	31,633	-
Deferred tax asset	46,000	-
Customer lists, net	-	63,161
Right of use asset	222,524	-
Goodwill	-	1,373,621

Total assets	$1,065,393	$2,243,229

LIABILITIES

Current liabilities
Accounts payable and accrued expenses	$450,545	$94,104
Billings in excess of costs and earnings	47,098	-
Sales and withholding tax payable	37,199	-
Current operating lease liability	87,897	-
Current equipment notes payable	17,782	9,653
Current line of credit	-	269,746
Current finance lease payable	-	75,743
Income tax payable	41,426	-
Total current liabilities	681,947	449,246

Noncurrent liabilities
Earn-out payable	-	209,199
Lease operating liability	137,071	-
Finance leases	-	307,804
Equipment notes payable	33,227	38,913
Convertible notes payable – related party, net of discounts	473,770	-
Total noncurrent liabilities	644,068	555,916

Total liabilities	1,326,015	1,005,162

December 31, 2019
Pride current assets	$674,388
PVBJ current assets	419,056
Current assets of discontinued operations	$1,093,444

Pride non-current assets	$391,004
PVBJ non-current assets	1,824,173
Non-current assets of discontinued operations	$2,215,177

December 31, 2019
Pride current liabilities	$681,947
PVBJ current liabilities	449,246
Current liabilities of discontinued operations	$1,131,193

Pride non-current liabilities	$644,068
PVBJ non-current liabilities	555,916
Non-current liabilities of discontinued operations	$1,199,984

The results of discontinued operations are as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
PVBJ
Revenue
Sales	$2,873,796	$2,440,854
Total revenue	2,873,796	2,440,854

Cost of goods sold
Direct costs	2,152,120	1,824,818
Total cost of goods sold	2,152,120	1,824,818

Selling, general and administrative	665,507	477,978

Net income for period	$56,169	$138,058

	Year ended December 31, 2019	Year ended December 31, 2018
Pride
Revenue
Sales	$3,943,528	5,065,035
Total revenue	3,943,528	5,065,035

Cost of goods sold
Direct costs	2,702,758	3,676,288
Total cost of goods sold	2,702,758	3,676,288

Selling, general and administrative	1,229,289	1,466,972

Net income (loss) for period	$11,481	$(78,225)

Results from discontinued operations	$67,650	$59,833

The discontinued operations of the balance sheet as of December 31, 2019 are as follows:

	Pride	PVBJ

ASSETS
Current assets
Cash and cash equivalents	$196,705	$55,856
Accounts receivable	449,530	354,129
Prepaid expenses	2,108	9,071
Costs and earnings in excess of billings	26,045	-
Total current assets	674,388	419,056

Property and equipment, net	90,847	387,391
Security deposits and other non-current assets	31,633	-
Deferred tax asset	46,000	-
Customer lists, net	-	63,161
Right of use asset	222,524	-
Goodwill	-	1,373,621

Total assets	$1,065,392	$2,243,229

LIABILITIES

Current liabilities
Accounts payable and accrued expenses	$450,545	$94,104
Billings in excess of costs and earnings	47,098	-
Sales and withholding tax payable	37,199	-
Current operating lease liability	87,897	-
Current equipment notes payable	17,782	9,653
Current line of credit	-	269,746
Current finance lease payable	-	75,743
Income tax payable	41,426	-
Total current liabilities	681,947	449,246

Noncurrent liabilities
Earn-out payable	-	209,199
Lease operating liability	137,071	-
Finance leases	-	307,804
Equipment notes payable	33,227	38,913
Convertible notes payable – related party, net of discounts	473,770	-
Total noncurrent liabilities	644,068	555,916

Total liabilities	1,326,015	1,005,162

December 31, 2019
Pride current assets	$674,388
PVBJ current assets	419,056
Current assets of discontinued operations	$1,093,444

Pride non-current assets	$391,004
PVBJ non-current assets	1,824,173
Non-current assets of discontinued operations	$2,215,177

December 31, 2019
Pride current liabilities	$681,947
PVBJ current liabilities	449,246
Current liabilities of discontinued operations	$1,131,193

Pride non-current liabilities	$644,068
PVBJ non-current liabilities	555,916
Non-current liabilities of discontinued operations	$1,199,984

The discontinued operations of the balance sheet as of December 31, 2018 are as follows:

	Pride	PVBJ

ASSETS
Current assets
Cash and cash equivalents	$314,694	$19,287
Accounts receivable	697,216	395,190
Prepaid expenses	4,453	-
Costs and earnings in excess of billings	45,478	-
Total current assets	1,061,841	414,477

Property and equipment, net	135,712	358,338
Security deposits and other non-current assets	31,330	-
Deferred tax asset	32,386	-
Customer lists, net	-	83,645
Goodwill	-	1,373,621

Total assets	$1,261,169	$2,230,081

LIABILITIES

Current liabilities
Accounts payable and accrued expenses	$699,558	$214,135
Billings in excess of costs and earnings	45,331	150,000
Sales and withholding tax payable	66,696	-
Current equipment notes payable	17,346	21,645
Current finance lease payable	-	65,265
Total current liabilities	828,931	451,045

Noncurrent liabilities
Earn-out payable	-	190,736
Line of credit	-	28,359
Finance leases	-	280,382
Equipment notes payable	51,264	51,390
Convertible notes payable – related party, net of discounts	-
Total noncurrent liabilities	51,264	550,867

Total liabilities	880,195	1,001,912

December 31, 2018
Pride current assets	$1,061,841
PVBJ current assets	414,477
Current assets of discontinued operations	$1,476,318

Pride non-current assets	$199,428
PVBJ non-current assets	1,815,604
Non-current assets of discontinued operations	$2,015,032

December 31, 2018
Pride current liabilities	$828,931
PVBJ current liabilities	451,045
Current liabilities of discontinued operations	$1,279,976

Pride non-current liabilities	$51,264
PVBJ non-current liabilities	550,867
Non-current liabilities of discontinued operations	$602,131